Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2013
Registrant Name	EMERGING MARKETS GROWTH FUND INC
Central Index Key	0000794458
Amendment Flag	false
Document Creation Date	Aug. 29, 2013
Document Effective Date	Aug. 29, 2013
Prospectus Date	Aug. 29, 2013